4 SEGMENTED INFORMATION: Schedule of geographically segmented non-current assets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Non-current assets	$ 8,531,303	$ 8,933,555
UNITED STATES
Non-current assets	5,950,539	6,869,660
IRELAND
Non-current assets	1,386,645	1,241,297
International
Non-current assets	$ 1,194,119	$ 822,598